UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

SEPTEMBER 30, 2006

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  NOVEMBER 13, 2006


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	100
Form 13F Information Table Value Total:	$510,347

List of Other Included Managers:

No. 13F File Number		Name

                   FORM 13F  Name of Reporting Manager : Walter F. Harrison
III(SEC USE ONLY)Item 1:Item 2Item 3Item 4Item 5Item 6:Item 7:Item 8:Name of
IssuerTitle of ClassCUSIPFair MarketShares ofInvestment DiscretionManagersVoting
Authority (Shares)  NumberValuePrincipal (b) Shared See Instruc.
V       Amount(a) SoleAs Defined(c) Shared (a) Sole(b) Shared(c)
None                                          in Instr. VOther    ADTRAN INC
CMNCommon00738A106               1,111,516                     46,624 X  Walter
HarrisonX  AFFILIATED MANAGERS GROUP INC CMNCommon008252108
2,068,673                     20,664 X  Walter HarrisonX  AGERE SYS INC
CMNCommon00845V308                  343,390                     23,000 X  Walter
HarrisonX  ALCATEL SPON ADR SPONSOREDADR CMNCommon013904305
255,378                     20,967 X  Walter HarrisonX  ALLIANT TECHSYSTEMS INC
CMNCommon018804104            23,656,064                   291,834 X  Walter
HarrisonX  ALLIED CAPITAL CORPORATION CMNCommon01903Q108
583,023                     19,299 X  Walter HarrisonX  ALTRIA GROUP INC
CMNCommon02209S103            18,468,147                   241,256 X  Walter
HarrisonX  AMBAC FINANCIAL GROUP INC CMNCommon023139108               4,948,450
59,800 X  Walter HarrisonX  AMERICA MOVIL SA DE CV SPONSOREDADR CMN SERIES
LCommon02364W105                  489,842                     12,442 X  Walter
HarrisonX  AMERICAN EAGLE OUTFITTERS INC (NEW)Common02553E106
658,633                     15,027 X  Walter HarrisonX  AMERICAN TECHNOLOGY CORP
(DEL)CMNCommon030145205               2,109,522                   552,231
X  Walter HarrisonX  ANTHRACITE CAPITAL INC CMNCommon037023108
4,571,216                   355,460 X  Walter HarrisonX  ARRIS GROUP INC
CMNCommon04269Q100               1,582,626                   138,100 X  Walter
HarrisonX  BANK NEW YORK INC CMNCommon064057102            13,944,554
395,478 X  Walter HarrisonX  BIRKS & MAYORS INC CMNCommon090881103
249,673                     34,725 X  Walter HarrisonX  BJ SERVICES CO.
CMNCommon055482103                  919,296                     30,511 X  Walter
HarrisonX  CA INC CMNCommon12673P105               3,863,531
163,087 X  Walter HarrisonX  CAPITAL CROSSING BANK CMNCommon140071101
10,417,800                   358,000 X  Walter HarrisonX  CAPITAL ONE FINANCIAL
CORP CMNCommon14040H105               4,913,340                     62,463
X  Walter HarrisonX  CAREMARK RX INC CMNCommon141705103            15,006,216
264,800 X  Walter HarrisonX  CHIPOTLE MEXICAN GRILL, INC. CMN
CLASSACommon169656105                  496,700                     10,000
X  Walter HarrisonX  CIMAREX ENERGY CO CMNCommon171798101            11,309,221
321,376 X  Walter HarrisonX  CITIZENS COMMUNICATIONS CO CMNCommon17453B101
6,253,416                   445,400 X  Walter HarrisonX  COACH INC
CMNCommon189754104                  516,000                     15,000 X  Walter
HarrisonX  COGNOS INC CMNCommon19244C109               1,131,500
31,000 X  Walter HarrisonX  COINSTAR INC CMNCommon19259P300
1,187,146                     41,249 X  Walter HarrisonX  COMCAST CORPORATION
CMN CLASSA NON VOTINGCommon20030N200               2,299,153
62,460 X  Walter HarrisonX  CORNING INCORPORATED CMNCommon219350105
610,250                     25,000 X  Walter HarrisonX  CROSSTEX ENERGY, INC.
CMNCommon22765Y104               1,229,975                     13,732 X  Walter
HarrisonX  CYBERONICS INC CMNCommon23251P102               5,227,446
298,200 X  Walter HarrisonX  ELECTRONIC ARTS CMNCommon285512109
1,060,960                     19,000 X  Walter HarrisonX  ENTRUST INC
CMNCommon293848107                  134,940                     39,000 X  Walter
HarrisonX  EVEREST RE GROUP LTD CMNCommonG3223R108            21,906,701
224,615 X  Walter HarrisonX  EVI CORPORATION SERIES CVOTING PREFERRED
STOCKPreferred26926Q108                  500,000                   200,000
X  Walter HarrisonX  FANNIE MAE COMMON STOCK CMNCommon313586109
10,417,766                   186,331 X  Walter HarrisonX  FIRST REPUBLIC BANK
CMNCommon336158100            14,411,880                   338,625 X  Walter
HarrisonX  FOOT LOCKER, INC. CMNCommon344849104               3,163,825
125,300 X  Walter HarrisonX  FOREST CITY ENTERPRISES (CL-A)CMN
CLASSACommon345550107            26,652,015                   490,829 X  Walter
HarrisonX  HAMPTONS STATE BANKCommon409584109                  349,300
34,930 X  Walter HarrisonX  HARRAHS ENTMT INC CMNCommon413619107
5,486,055                     82,584 X  Walter HarrisonX  HOLLYWOOD MEDIA CORP
CMNCommon436233100               3,692,409                   944,350 X  Walter
HarrisonX  HOME DEPOT INC CMNCommon437076102               1,154,474
31,830 X  Walter HarrisonX  INTEGRATED ELECTRICAL SVC INC CMNCommon45811E301
1,321,131                     83,563 X  Walter HarrisonX  INTERTAINER INC. PFD
SERIES 1Common460992068                    18,932                   536,324
X  Walter HarrisonX  ITLA CAP CORP CMNCommon450565106            14,386,176
267,600 X  Walter HarrisonX  J & L ACQUISITION CORPCommon466990132
1,000,000                           800 X  Walter HarrisonX  LABORATORY
CORPORATION OF AMERCMNCommon50540R409               1,779,832
27,144 X  Walter HarrisonX  LAKES ENTERTAINMENT INC CMNCommon51206P109
1,586,172                   164,200 X  Walter HarrisonX  LIBERTY GLOBAL INC CMN
CLASSACommon530555101                  630,398                     24,491
X  Walter HarrisonX  LIBERTY GLOBAL, INC. CMN SERIESCCommon530555309
15,143,858                   604,304 X  Walter HarrisonX  LIBERTY MEDIA HLDG
CORP CMN SERIESA INTERACTIVECommon53071M104               5,388,574
264,405 X  Walter HarrisonX  LIBERTY MEDIA HOLDING CORP CAPITAL CMN SERIES A
TRACKING STOCKCommon53071M302               4,084,902                     48,880
X  Walter HarrisonX  LONE STAR STEAKHOUSE SALOON CMNCommon542307103
3,946,117                   142,100 X  Walter HarrisonX  LONE STAR TECHNOLOGIES
INCCommon542312103               2,201,290                     45,500 X  Walter
HarrisonX  MASSEY ENERGY CORP CMNCommon576206106            11,642,640
556,000 X  Walter HarrisonX  METTLER-TOLEDO INTL CMNCommon592688105
10,891,598                   164,650 X  Walter HarrisonX  MICRON TECHNOLOGY INC
CMNCommon595112103                  435,000                     25,000 X  Walter
HarrisonX  MICROSOFT CORPORATION CMNCommon594918104            11,067,178
404,650 X  Walter HarrisonX  MORGAN STANLEY CMNCommon617446448
2,509,125                     34,414 X  Walter HarrisonX  MOTIVE, INC.
CMNCommon61980V107                  380,187                   164,583 X  Walter
HarrisonX  NEW YORK COMMUNITY BANCORP INCCMNCommon649445103
4,569,971                   278,997 X  Walter HarrisonX  NEWS CORPORATION, INC.
CMN CLASSACommon65248E104               6,148,564                   312,904
X  Walter HarrisonX  NII HOLDINGS, INC. CMN CLASSBCommon62913F201
1,265,453                     20,358 X  Walter HarrisonX  NORTH FORK
BANCORPORATION INC CMNCommon659424105            11,818,525
412,658 X  Walter HarrisonX  OCWEN FINANCIAL CORPORATION CMNCommon675746309
9,440,670                   633,602 X  Walter HarrisonX  ORACLE CORPORATION
CMNCommon68389X105               1,188,580                     67,000 X  Walter
HarrisonX  PACIFIC SUNWEAR OF CALIFORNIA INCCommon694873100
1,446,986                     95,954 X  Walter HarrisonX  PEABODY ENERGY CORP
CMNCommon704549104                  669,874                     18,213 X  Walter
HarrisonX  PFF BANCORP INC CMNCommon69331W104            10,377,497
280,170 X  Walter HarrisonX  PFIZER INC. CMNCommon717081103
8,794,436                   310,100 X  Walter HarrisonX  PICO HOLDINGS INC
CMNCommon693366205               1,764,210                     54,200 X  Walter
HarrisonX  PIONEER NATURAL RESOURCES CO CMNCommon723787107
599,553                     15,326 X  Walter HarrisonX  PRICE COMMUNICATIONS
CORP NEW CMNCommon741437305               1,843,690                     95,528
X  Walter HarrisonX  PULTE HOMES INC CMNCommon745867101            29,321,969
920,338 X  Walter HarrisonX  RADIAN GROUP INC CMNCommon750236101
13,739,880                   228,998 X  Walter HarrisonX  RECONDITIONED SYSTEMS
INC(NEW)CMNCommon756240305               1,469,346                   365,055
X  Walter HarrisonX  REDWOOD TRUST INC CMNCommon758075402            17,881,300
354,999 X  Walter HarrisonX  REYNOLDS & REYNOLDS CO CL-A CMN
CLASSACommon761695105            23,045,709                   583,288 X  Walter
HarrisonX  SEATTLE GENETICS INC CMNCommon812578102               1,206,359
248,222 X  Walter HarrisonX  SMITH & WOLLENSKY RESTAURANT CMNCommon831758107
2,301,530                   510,317 X  Walter HarrisonX  TD AMERITRADE HOLDING
CORP CMNCommon87236Y108               1,473,882                     78,190
X  Walter HarrisonX  TEL OFFSHORE TRUST CMNCommon872382106
68,680                     11,259 X  Walter HarrisonX  TERADYNE INC
CMNCommon880770102                  513,635                     39,030 X  Walter
HarrisonX  TEVA PHARMACEUTICAL IND LTD ADSCommon881624209
5,007,787                   146,899 X  Walter HarrisonX  TIME WARNER INC.
CMNCommon887317105               2,500,901                   137,186 X  Walter
HarrisonX  TRITON THALASSIC TECHNOLOGIES INCCommon896941101
500,000                     62,500 X  Walter HarrisonX  TURBOCHEF TECHNOLOGIES,
INC. CMNCommon900006206                  278,000                     20,000
X  Walter HarrisonX  U.S. BANCORP CMNCommon902973304               6,829,401
205,581 X  Walter HarrisonX  UNDER ARMOUR, INC. CMN CLASSACommon904311107
600,300                     15,000 X  Walter HarrisonX  UNITEDHEALTH GROUP INC
CMNCommon91324P102               6,204,120                   126,100 X  Walter
HarrisonX  VIVO PARTICIPACOES SA ADRCommon92855S101                  156,000
50,000 X  Walter HarrisonX  WELLPOINT, INC. CMNCommon94973V107
827,979                     10,746 X  Walter HarrisonX  WILLIS GROUP HOLDINGS
LTD CMNCommonG96655108               7,075,600                   186,200
X  Walter HarrisonX  WJG MARITEL CORPORATION (TENN)Common92928M107
199,992                   240,000 X  Walter HarrisonX  WTS/DIME BANCORP INC
EXP01/01/2059Common25429Q110                    21,318                   190,339
X  Walter HarrisonX  WTS/EXPEDIA INC 15.6100 EXP02/04/2009Common30212P113
30,251                     12,149 X  Walter HarrisonX  WTS/IAC INTERACTIVECORP
19.4900 EXP02/04/2009Common44919P110                  320,877
67,553 X  Walter HarrisonX  WYNN RESORTS LTD CMNCommon983134107
680,100                     10,000 X  Walter HarrisonX  YRC WORLDWIDE INC CMN
CLASS.Common984249102               9,900,792                   267,300
X  Walter HarrisonX  ZORAN CORP CMNCommon98975F101                  498,480
31,000 X  Walter HarrisonX